Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 182,946	¥ 128,100
Adjustment to Net Income	(12)	0
Net income used to calculate basic earnings per share	182,934	128,100
Adjustment to Net Income	12	0
Net income used to calculate diluted earnings per share	¥ 182,946	¥ 128,100
Weighted-average shares	1,147,474	1,165,400
Effect of dilutive securities
Stock compensation	2,074	1,708
Weighted-average shares for diluted EPS computation	1,149,548	1,167,108
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 159.42	¥ 109.92
Diluted	¥ 159.15	¥ 109.76